Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash due from banks	$ 3,290	$ 2,550
Securities purchased under agreement to resell	197	142
Short-term investments	823	1,218
Investments	4,863	4,436
Loans	5,161	5,143
Other assets	405	433
Total assets	14,739	13,922
Liabilities and shareholders' equity
Shareholders’ equity	982	964
Demand deposits	10,590	9,390
Term deposits	2,661	3,052
Other liabilities	335	373
Long-term debt	171	143
Total liabilities and shareholders' equity	14,739	13,922
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash due from banks	3,156	2,462
Securities purchased under agreement to resell	197	142
Short-term investments	494	622
Investments	13	415
Loans	4,170	4,025
Other assets	0	0
Total assets	8,030	7,666
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	7,578	7,151
Term deposits	1,584	2,435
Other liabilities	0	0
Long-term debt	0	70
Total liabilities and shareholders' equity	9,162	9,656
Interest rate sensitivity gap	(1,132)	(1,990)
Cumulative interest rate sensitivity gap	(1,132)	(1,990)
Interest Bearing Funds | 3 to 6 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	327	591
Investments	13	23
Loans	39	16
Other assets	0	0
Total assets	379	630
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	634	234
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	634	234
Interest rate sensitivity gap	(255)	396
Cumulative interest rate sensitivity gap	(1,387)	(1,594)
Interest Bearing Funds | 6 to 12 months
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	2	3
Investments	27	11
Loans	71	148
Other assets	0	0
Total assets	100	162
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	344	305
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	344	305
Interest rate sensitivity gap	(244)	(143)
Cumulative interest rate sensitivity gap	(1,631)	(1,737)
Interest Bearing Funds | 1 to 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	92	102
Loans	652	292
Other assets	0	0
Total assets	744	394
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	99	78
Other liabilities	0	0
Long-term debt	171	73
Total liabilities and shareholders' equity	270	151
Interest rate sensitivity gap	474	243
Cumulative interest rate sensitivity gap	(1,157)	(1,494)
Interest Bearing Funds | After 5 years
Assets
Cash due from banks	0	0
Securities purchased under agreement to resell	0	0
Short-term investments	0	0
Investments	4,711	3,878
Loans	187	648
Other assets	0	0
Total assets	4,898	4,526
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	4,898	4,526
Cumulative interest rate sensitivity gap	3,741	3,032
Non-interest bearing funds
Assets
Cash due from banks	134	88
Securities purchased under agreement to resell	0	0
Short-term investments	0	2
Investments	7	7
Loans	42	14
Other assets	405	433
Total assets	588	544
Liabilities and shareholders' equity
Shareholders’ equity	982	964
Demand deposits	3,012	2,239
Term deposits	0	0
Other liabilities	335	373
Long-term debt	0	0
Total liabilities and shareholders' equity	4,329	3,576
Interest rate sensitivity gap	(3,741)	(3,032)
Cumulative interest rate sensitivity gap	$ 0	$ 0